Investments	12 Months Ended
Sep. 30, 2023
Investments [Abstract]
INVESTMENTS

5. INVESTMENTS

As of September 30, 2022 and 2023, investments consisted of the following:

	As of September 30,
	2022	2023
Short-term investments:
Convertible debt instrument (1)	$702,889	$685,307
Total short-term investments	702,889	685,307
Long-term investments:
Investments accounted for using the equity method (2)	2,101,519	8,703,744
Investments without readily determinable FVs (3)	-	3,486,790
Total long-term investments	2,101,519	12,190,534
Total investments	$2,804,408	$12,875,841

The movement of the carrying amount of long-term investment was as of follows for the years ended September 30, 2022 and 2023:

	Years Ended September 30,
	2022	2023
Beginning balance	$132,621	$2,101,519
Addition of investments accounted for using the equity method	2,101,638	6,853,070
Addition of investments without readily determinable FVs	-	3,486,790
Proportionate share of the equity investee’s net loss	(130,528)	(205,100)
Foreign currency translation adjustment	(2,212)	(45,745)
Ending balance	$2,101,519	$12,190,534

(1)	Convertible debt instrument was issued by a private company and is redeemable at the Company’s option. The convertible debt instrument is due June 12, 2024, has interest of 6% and is carried at FV. For the years ended September 30, 2021, 2022 and 2023, there was $43,493, $43,188 and $42,533 interest income recognized in earnings and no unrealized gain or loss from the changes in FVs recognized in accumulated other comprehensive loss.

(2)	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was subsequently accounted for using the equity method.

(3)	In September 2022 and February 2023, the Company acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. and 10% equity interest of Changzhou Huiyu Yidian Venture Capital Co., Ltd. for $3,479,252 and $7,538, respectively. The Company has neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.